Transition to IFRS 9 (Tables)	12 Months Ended
Oct. 31, 2018
Summary of Classification of Securities

Our securities are classified as at October 31, 2018 under IFRS 9 and as at October 31, 2017 under IAS 39 as follows:

(Canadian $ in millions)	2018	2017
Trading	99,697	99,069
FVTPL (1)	11,611	na
FVOCI - Debt and Equity (2)	62,440	na
Available-for-sale	na	54,075
Amortized cost (3)	6,485	na
Held-to-maturity	na	9,094
Other	702	960
	180,935	163,198

(1)	Comprised of $2,828 million mandatorily measured at fair value and $8,783 million designated at fair value.
(2)	Includes allowances for credit losses on FVOCI debt securities of $2 million (na at October 31, 2017).
(3)	Net of allowances for credit losses of $1 million (na at October 31, 2017).

na – not applicable due to IFRS 9 adoption.

Summary of Pre-transition IAS 39 and Corresponding IFRS 9 Classification and Measurement Categories, and Reconciles Carrying Amounts for Loans, Securities and Other Financial Assets

The following table shows the pre-transition IAS 39 and corresponding IFRS 9 classification and measurement categories, and reconciles the IAS 39 and IFRS 9 carrying amounts for loans, securities and other financial assets as at November 1, 2017 as a result of adopting IFRS 9. There were no changes to the measurement basis of other financial asset categories or any financial liabilities.

(Canadian $ in millions)	IAS 39 measurement category	IFRS 9 measurement category	IAS 39 carrying amount	Reclassification	Remeasurement	IFRS 9 carrying amount
Financial Assets
Securities
	Trading	Trading	99,069	(8,534)	–	90,535
		FVTPL	–	8,534	–	8,534
	Available-for-sale	na	54,075	(54,075)	–	–
		FVOCI	–	51,909	–	51,909
		FVTPL	–	2,081	–	2,081
		Amortized cost	–	85	–	85
	Held-to-maturity	Amortized cost	9,094	–	(2)	9,092
	Other	Other	960	(333)	–	627
		FVTPL	–	333	–	333
Total Securities			163,198	–	(2)	163,196

Loans
Residential mortgages	Amortized cost	Amortized cost	115,258	–	–	115,258
Consumer instalment and other	Amortized cost	Amortized cost	61,944	–	–	61,944
Credit cards	Amortized cost	Amortized cost	8,071	–	–	8,071
Business and government	Amortized cost	Amortized cost	175,067	(2,372)	–	172,695
		FVTPL	–	2,372	–	2,372
Total Loans			360,340	–	–	360,340
Allowance for credit losses			(1,833)	–	154	(1,679)
			358,507	–	154	358,661

Remaining financial assets (1)			127,706	–	(6)	127,700
Financial Liabilities
Allowance for credit losses on off-balance sheet exposures			163	–	76	239

Total pre-tax impact of IFRS 9 adoption			na	–	70	na

Total after-tax Accumulated Other Comprehensive Income			3,066	(55)	–	3,011
Total after-tax Retained Earnings (2)(3)			23,709	55	44	23,808
Total after-tax Shareholders’ Equity			44,354	–	44	44,398

(1)

Represents cash and cash equivalents, interest bearing deposits with banks, securities borrowed or purchased under resale agreements and other assets. Remeasurement represents the impact of the impairment provisions of IFRS 9 on these remaining financial assets.

(2)

Reclassification amount represents the after-tax impact ($105 million pre-tax) that resulted from the reclassification of equity securities from available-for-sale under IAS 39 to fair value through profit or loss under IFRS 9.

(3)	Remeasurement represents the after-tax impact ($70 million pre-tax) of the adoption of the impairment provisions of IFRS 9.

na – not applicable due to IFRS 9 adoption.

Schedule of Impact on Transition to IFRS 9 on Allowance for Credit Loss

The following table illustrates the impact of transition to IFRS 9 on the allowance for credit loss as of November 1, 2017.

(Canadian $ in millions)	IAS 39 collective allowance	IAS 39 specific allowance	IAS 39 allowance	Remeasurement	IFRS 9 allowance	IFRS 9 Stage 1	IFRS 9 Stage 2	IFRS 9 Stage 3
Loans
Residential mortgages	69	24	93	(20)	73	16	33	24
Consumer instalment and other	343	136	479	71	550	70	344	136
Credit cards	243	–	243	41	284	63	221	–
Business and government	785	233	1,018	(246)	772	205	334	233
Total allowance for credit losses	1,440	393	1,833	(154)	1,679	354	932	393
Allowance for credit losses on remaining financial assets (1)	–	–	–	8	8	7	1	–
Allowance for credit losses on off-balance sheet exposures	136	27	163	76	239	89	123	27
Total	1,576	420	1,996	(70)	1,926	450	1,056	420

(1)	Represents cash and cash equivalents, interest bearing deposits with banks, securities, securities borrowed or purchased under resale agreements and other assets.

IFRS9 [member]
Summary of Classification of Securities

The securities balances by measurement category following the adoption of IFRS 9 as at November 1, 2017 were:

(Canadian $ in millions)	November 1, 2017
Trading	90,535
FVTPL	10,948
FVOCI	51,909
Amortized cost	9,177
Other	627
Total	163,196